VOYA PARTNERS, INC.

VY® American Century Small-Mid Cap Value Portfolio

(the "Portfolio")

Supplement dated September 23, 2022

to the Portfolio's Adviser Class, Initial Class, Class R6, Service Class, and Service 2 Class Shares'

Summary Prospectus and Prospectus (together, the "Prospectuses")

and related Statement of Additional Information (the "SAI"),

each dated May 1, 2022

Phillip N. Davidson, CFA has announced his plans to retire from American Century Investment Management, Inc. Effective December 31, 2022, all references to Phillip N. Davidson, CFA as a portfolio manager for the Portfolio are hereby removed from the Prospectuses and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE